NOTES RECEIVABLE, NET	12 Months Ended
Mar. 31, 2021
Financing Receivable, after Allowance for Credit Loss [Abstract]
NOTES RECEIVABLE, NET

NOTE 5 - NOTES RECEIVABLE, NET

In January 2021, the Company, through a wholly owned subsidiary, and 1044PRO, LLC (“1044 PRO”) entered into a Funding Agreement pursuant to which the Company agreed to provide to 1044 PRO loans under a $250,000 revolving credit line. In December 2021, the parties to the Funding Agreement entered into a modification to the Funding Agreement pursuant to which the parties agreed to increase the amount of the revolving credit line to $310,000. Borrowings under the credit line, as amended, are payable in monthly installments in amounts determined in relation to the amount of each cash advance. In connection with the Funding Agreement, the Company acquired a 10% equity interest in 1044 PRO and a security interest in 1044 PRO’s cash receipts and in substantially all 1044 PRO’s assets.

On January 26, 2022, the parties to the Funding Agreement discussed in the preceding paragraph entered into a new Loan Agreement pursuant to which the Company agreed to loan to 1044Pro up to and additional $250,000, of which $125,000 was funded immediately. Borrowings under the Loan Agreement bear interest at 10%, are payable in full on or before July 26, 2023, and are secured by a security interest in substantially all 1044Pro’s assets and a security interest in 50% of 1044Pro’s members’ interest. Borrowings under the Loan Agreement are further secured by a personal guaranty executed by a member of 1044Pro.

On January 14, 2022, the Company and MojiLife, LLC (“MojiLife”), an unconsolidated subsidiary of the Company, entered into a loan agreement pursuant to which the Company agreed to provide to MojiLife a loan in the amount of $150,000. Borrowings are payable in equal monthly installment of $8,333 and are due in full on July 14, 2023.

On a quarterly basis, the Company evaluates the collectability of its notes receivable and reviews current economic trends and its historical collection data to determine the adequacy of its allowance for impairment losses based on its historical collection data and other relevant information. An estimate for impairment losses is recognized when collection of the full amount is no longer probable. Note balances are written off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

Notes receivable consist of the following:

	As of March 31,
	2022	2021
1044PRO, LLC	$436,520	$189,199
MojiLife, LLC	150,000	-
Other	15,000	20,000
	601,520	209,199
Allowance for obsolescence	(601,520)	(114,599)
	$-	$94,600

The following table reflects the activity in the allowance for impairment losses for the periods presented:

	Fiscal Year Ended March 31,
	2022	2021
Balance at beginning of fiscal year	$114,599	$-
Provision for estimated impairment losses	491,921	114,599
Write-offs and recoveries	(5,000)	-
Balance at end of fiscal year	$601,520	$114,599